Statutory Information (Tables)	12 Months Ended
Dec. 31, 2013
Statutory Information
Schedule of reconciliations of net income and stockholder's equity

	Net Income			Shareholder’s Equity
	2013	2012	2011	2013	2012

Based on statutory accounting principles	$5,441	$5,518	$1,289	$40,900	$46,926
Deferred acquisition costs	(113)	(15)	68	101	214
Deferred and uncollected premiums	6	1	(3)	40	33
Policy and claim reserves	(1,067)	(914)	367	5,745	6,812
Investment valuation difference	175	(32)	(7)	9,037	15,621
Commissions and fees	6	22	58	(1)	(7)
Deferred taxes	(673)	203	(205)	(3,720)	(6,462)
Deferred gain on disposal of businesses	135	149	161	(2,261)	(2,659)
Goodwill and intangibles	0	(7)	(5)	324	324
Pension	(353)	(309)	(246)	(2,285)	(1,932)
Reinsurance in unauthorized companies	0	0	0	12	2
Interest maintenance reserve, deferral and amortization	16	268	301	560	544
Asset valuation reserve	0	0	0	1,009	982
Non-admitted assets and other	0	0	0	2,926	3,800
Based on generally accepted accounting principles	$3,573	$4,884	$1,778	$52,387	$64,198